Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Construction in progress	660,788,221	767,221,882	111,236,717
Leasehold improvements	169,217,493	28,943,095	4,196,354
Office and electronic equipment	9,856,959	9,965,437	1,444,853
Motor vehicles	10,204,623	10,572,823	1,532,915
Property and equipment, gross	850,067,296	816,703,237	118,410,839
Less accumulated depreciation	43,829,381	39,204,870	5,684,172
Less allowance	147,137,267	3,612,025	523,694
Property and equipment, net	659,100,648	773,886,342	112,202,973